Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as below:

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Schedule of intangible assets, net	In determining the useful life of an intangible asset, the Group considers the factors such as the expected use of the asset by the Group, and any legal, regulatory, or contractual provisions that may limit the useful life:

Category	Estimated useful life
Software	3 – 10 years
Distribution and licensing rights	3 – 10 years
Patent	3 – 10 years
Trademarks	10 years
Developed technology	10 years
Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Software	22,406	23,923
Distribution and licensing rights	25,248	34,176
Trademark	37	40
Patent	362	380
Developed technology (Refer to Note 3.(c))	18,874	19,851
Intangible assets	66,927	78,370
Less: accumulated amortization	(24,236)	(34,476)
Less: impairment	(487)	(3,513)
Intangible assets, net	42,204	40,381